Investment in Joint Venture (Tables)	12 Months Ended
Jun. 30, 2024
Investment in Joint Venture [Abstract]
Schedule of Investment in Joint Venture
	30 June 2024 $	30 June 2023 $
Shares in Tanbreez Mining Greenland A/S	5,000,000	-
Financial assets at fair value through profit or loss at end of period	5,000,000	-

Balance at beginning of period	-	-
Purchase of unlisted investments (i)	5,000,000	-
Financial assets at fair value through profit or loss at end of period	5,000,000	-
(i)	On 5 June 2024 CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages: